Long-term Debt - Schedule of principal payments remaining on debt outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Short-Term Debt [Line Items]
2024	$ 16,053
Total	$ 16,053	$ 14,744
MARIADB CORPORATION AB [Member]
Short-Term Debt [Line Items]
2023		122
2024		14,622
Total		$ 14,744	$ 29,236